Condensed consolidating financial information (Q3)- Additional Information (Details) - USD ($) $ in Millions	Oct. 26, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Aggregate principal amount, outstanding		$ 14,907.8	$ 15,568.3	$ 15,592.7
Subsequent event
Debt Instrument [Line Items]
Aggregate principal amount, outstanding	$ 2,625.0
Revolving credit facility | Subsequent event
Debt Instrument [Line Items]
Debt term	5 years
Credit facility, maximum capacity	$ 3,500.0
Term loan | Subsequent event
Debt Instrument [Line Items]
Debt term	5 years
Aggregate principal amount, outstanding	$ 2,625.0